Income Tax - Current and net deferred tax recognized directly in equity (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Income Taxes [Abstract]
Net deferred tax—debited directly to equity	$ (17,867)	$ (8,884)